Earnings / (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings / (Loss) per share (Table)

	Years ended December 31,
	2018	2019	2020
Income / (Loss) :
Net income / (loss)	$58,397	$(16,201)	$9,660

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	77,061,227	93,735,549	96,128,173
Basic earnings / (loss) per share	$0.76	$(0.17)	$0.10

Effect of dilutive securities:
Dillutive effect of non vested shares	264,884	-	153,216
Weighted average common shares outstanding, diluted	77,326,111	93,735,549	96,281,389

Diluted earnings / (loss) per share	$0.76	$(0.17)	$0.10